Share Capital and Employee Compensation Plans - Disclosure of detailed information about options, valuation assumptions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) year	Dec. 31, 2022 USD ($) year
Share Capital and Employee Compensation Plans [Abstract]
Expected life (years) | year	4.00	3.5
Expected volatility	55.90%	55.40%
Expected dividend yield | $	$ 0	$ 0
Risk-free interest rate	4.00%	3.10%
Expected forfeiture rate	1.00%	1.00%